FINANCIAL ASSETS AND LIABILITIES - Summary of Marketable Securities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of Marketable Securities [line items]
Marketable securities		R$ 22,099,766	R$ 4,388,007
Current		2,422,470	4,372,696
Non-current		19,677,296	15,311
Financial investment in listed entities [Member]
Disclosure of Marketable Securities [line items]
Marketable securities	[1]	19,586,193
Government security [member]
Disclosure of Marketable Securities [line items]
Marketable securities	[2]	2,421,297	4,371,645
ESG funds
Disclosure of Marketable Securities [line items]
Marketable securities	[3]	91,103	15,311
Certificate of bank deposits - CDB [member]
Disclosure of Marketable Securities [line items]
Marketable securities		R$ 1,173	R$ 1,051

[1]	According to Note 1.3, financial investment in Vale is measured at fair value through profit or loss using the closing price at the reporting date. Such investment was classified as non-current assets, as the Company does not intend to sell these shares in the short term, although these shares are liquid and readily convertible into cash.
[2]	The sovereign debt securities accrue interest linked to the Special System of Liquidation and Custody (Sistema Especial de Liquidação e Custódia), or “SELIC” rate, with a yield of approximately 100% of the CDI.
[3]	On October 6, 2021, the Company invested in the Fifth Wall Climate Tech Fund, from the United States, as an investor and partner in a business that also gives preferential access to investments in startups developing carbon solutions. The investment is measured at fair value through profit or loss maturing in 5 years.